Notes Payable	6 Months Ended
Jun. 30, 2011
Notes Payable
Notes Payable

10.  Notes payable:

The following provides a rollforward of notes payable for the six months ended June 30, 2011 and twelve months ended December 31, 2010:

	June 30	December 31
	2011	2010
Balance, beginning of the period	$ 5,240,700	$ 2,158,400
Capital Lease Refinance	-	3,162,100
Principal payments	(1,508,200)	(183,100)
Conversions to equity	(943,700)	(44,600)
Other activity	54,000	147,900
Balance, end of the period	2,842,800	5,240,700
Less: notes payable - current	838,800	2,834,100

Notes payable - non-current	$ 2,004,000	$ 2,406,600

On September 23, 2010, the Company purchased $2.9 million of equipment previously recorded under capitalized leases and refinanced the transaction with $3.2 million of notes payable at an average interest rate of 5.9 percent. The notes payable balance includes approximately $0.2 million of sales tax that was capitalized. The notes payable is amortized monthly over 46 payments beginning on December 15, 2010.

On September 18, 2010, the Company extended C$1.3 million of the C$1.5 million original secured debentures; in addition, C$150,000 of debentures matured and was repaid and C$50,000 was converted into equity. The collateralized (by the assets of the Company) debentures require interest payments at the rate of 12 percent per year. The debentures are recorded as a current liability as of December 31, 2010 in the amount of C$1.2 million. The Company called the debentures on March 10, 2011 and C$1.0 million were converted into 2.0 million common shares at a conversion price of C$0.50 per common share and C$0.3 million was repaid.

Included in the beginning balance was $0.8 million of uncollateralized debentures that require quarterly interest payments at the rate of six percent per year, and the holders had the right to convert principal to common shares of the Company, subject to adjustments for share splits, reverse splits, and changes of control, at any time at a conversion rate of $4.31 per common share. The $0.8 million balance was fully repaid on March 1, 2011.

Interest expense on notes payable for the three and six months ended periods of June 30, 2011 and 2010 were:

	Three months ended		Six months ended
	2011	2010	2011	2010
Interest expense	$ 43,400	$ 56,200	$ 133,400	$ 112,600
Amount capitalized	$ -	$ -	$ -	$ -